INVENTORIES (Details) - USD ($) $ in Thousands	Apr. 04, 2021	Jan. 03, 2021	Dec. 29, 2019
Inventory Disclosure [Abstract]
Finished goods	$ 33,981	$ 28,935	$ 24,447
Raw materials		25,150	22,122
Maintenance parts	6,059	5,746	4,575
Inventory, Gross, Total		59,831	51,144
Less: inventory reserve		21	250
Total inventories	$ 67,584	$ 59,810	$ 50,894